Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Milling recoveries and royalties	$ 254	$ 343	$ 3,393
Contract mining	122
Insurance proceeds		185	335
Rental income	67	72	75
Scrap sales	27	116	74
Rehabilitation provision adjustment	307
First aid competitions			35
Mine rescue funding			3
Other income	$ 777	$ 716	$ 3,915